Deferred revenue - Inputs in model to unwind deferred revenue (Details) - Wheaton Precious Metals International	12 Months Ended
Dec. 31, 2024 oz
Disclosure Of Contract Liabilities [Line Items]
Remaining life	83 years
Inferred resources included, as a percent	50.00%
Monthly cash percentage	18.00%
Leverage ratio threshold	3.5
Monthly deferred revenue percentage	82.00%
Price averaging period	5 days
Platinum
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage	4.50%
Gold
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage	100.00%
Lowest range of product delivery | Platinum
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage	4.50%
Middle range of product delivery | Platinum
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage	2.25%
High range of product delivery | Platinum
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage	1.00%
Advance fully utilised
Disclosure Of Contract Liabilities [Line Items]
Monthly cash percentage, 1st level	22.00%
Monthly cash percentage, 2nd level	20.00%
Monthly cash percentage, 3rd level	18.00%
Monthly cash percentage, 4th level	14.00%
Advance not fully utilised
Disclosure Of Contract Liabilities [Line Items]
Monthly cash percentage, 1st level	18.00%
Monthly cash percentage, 2nd level	16.00%
Monthly cash percentage, 3rd level	14.00%
Monthly cash percentage, 4th level	10.00%
Minimum
Disclosure Of Contract Liabilities [Line Items]
Estimated financing rate	4.60%
Minimum | Middle range of product delivery | Platinum
Disclosure Of Contract Liabilities [Line Items]
Number of ounces delivered (in oz)	375,000
Minimum | High range of product delivery | Platinum
Disclosure Of Contract Liabilities [Line Items]
Number of ounces delivered (in oz)	550,000
Maximum
Disclosure Of Contract Liabilities [Line Items]
Estimated financing rate	5.20%